Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brookfield Real Assets Securities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Brookfield Real Assets Securities Fund (the “Fund” or the “Real Assets Securities Fund”) seeks total return, which is targeted to be in excess of inflation, through growth of capital and current income.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation until May 1, 2016).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in the “real assets” asset class, which includes the following categories:

•	Real Estate Securities;

•	Infrastructure Securities; and

•	Natural Resources Securities (collectively, “Real Asset Securities”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Real Asset Securities (the “80% Policy”). The Fund may purchase both equity and fixed income securities.  The Fund actively trades portfolio securities.  The Fund may invest in securities of companies or issuers of any size market capitalization.  The Fund will invest in companies or issuers located throughout the world and there is no limitation on the Fund’s investments in foreign securities or in emerging markets.

The Fund may change the 80% Policy without shareholder approval.  The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any change to the 80% Policy.

In managing the Fund, the Adviser will determine the Fund’s strategic asset allocation.  The Fund has flexibility in the relative weightings given to each of these categories.  In addition, the Fund may, in the future, invest in additional investment categories other than those listed herein, to the extent consistent with the Fund’s investment objective.

The Fund may invest in common, convertible and preferred stock, restricted (“144A”) or private securities, asset-backed securities (“ABS”), including mortgage-backed securities (“MBS”) of any kind, interests in loans and/or whole loan pools of mortgages, investment grade fixed income securities, high yield fixed income securities (“junk bonds”), collateralized loan obligations (“CLOs”), bank loans (including participations, assignments, senior loans, delayed funding loans and revolving credit facilities), open-end and closed-end investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and securities issued and/or guaranteed by the U.S. Government, its agencies or instrumentalities or sponsored corporations, as described in this prospectus.  The Fund may invest in fixed income securities of any maturity.

The Fund defines a Real Estate Security as, any security tied to a company or issuer that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) commits at least 50% of its assets to activities related to real estate.

For purposes of selecting investments in Real Estate Securities, the Fund defines the real estate sector broadly.  It includes, but is not limited to, the following:

•	real estate investment trusts (“REITs”);

•	real estate operating companies (“REOCs”);

•	firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining, and agriculture companies; and

•	debt securities, including securitized obligations, which are predominantly supported by real estate assets.

REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties.  A REIT in the United States is generally not taxed on income distributed to shareholders so long as it meets tax-related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders.

REOCs are real estate companies that have not elected to be taxed as REITs and therefore are not required to distribute taxable income and have fewer restrictions on what they can invest in.

The Fund defines an Infrastructure Security as, any security tied to a company or issuer that (i) derives at least 50% of its revenue or profits, either directly or indirectly, from infrastructure assets, or (ii) commits at least 50% of its assets to activities related to infrastructure.

For purposes of selecting investments in Infrastructure Securities, the Fund defines the infrastructure sector broadly.  It includes, but is not limited to, the physical structures, networks and systems of:

•	transportation;

•	energy;

•	water and sewage; and

•	communication.

Infrastructure Securities also includes master limited partnerships (“MLPs”).

The Fund defines a Natural Resources Security as, any security tied to a company or issuer that (i) derives at least 50% of its revenues, profits or value, either directly or indirectly, from natural resources assets including, but not limited to:

•	Timber and Agriculture assets and securities;

•
Commodities and Commodity-Linked assets and securities, including, but not limited to, precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities; and

•	Energy, including the exploration, production, processing and manufacturing of hydrocarbon-related and chemical-related products;

or (ii) provides supporting services to such natural resources companies.

The Fund may use futures and options on securities, indices, commodities, and currencies, forward foreign currency exchange contracts, swaps and other derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  The Fund may use derivatives for a variety of purposes, including:

•	as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;

•	as a substitute for purchasing or selling securities;

•	to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and

•	to manage the Fund’s portfolio characteristics.

Outside of its investments in Real Asset Securities, the Fund may invest up to 20% of its net assets in equities or fixed income securities other than the types described above, including in Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked fixed income securities.

The Adviser’s Chief Investment Officer will make the asset allocation decisions.  The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows.  The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends.  Brookfield Asset Management is a global alternative asset manager with approximately $200 billion in assets under management as of June 30, 2014 and over 100 years of experience owning and operating Real Assets, including property, infrastructure, renewable power, timberland and agricultural lands.  The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends.  The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation.  The proprietary research may include an assessment of a company's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.  The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile.  A security may also be sold due to changes in portfolio strategy or cash flow needs.

No assurance can be given that the Fund’s investment objective will be achieved.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the Fund.

Asset Allocation Risk. The Fund is subject to the risk that the Adviser’s selection and weighting of asset classes may cause the Fund to fail to meet its investment objective, cause the Fund to underperform other funds with a similar investment objective or cause an investor to lose money.

Bank Loans Risk.  The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Commodity-Related Investments Risk.  The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international regulatory and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Credit Risk.  An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.

Derivatives Risk.  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Emerging Markets Risk.  Securities of companies in emerging markets may be more volatile than those of companies in more developed markets.  Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions.  Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Equity Securities Risk.  Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than debt securities.  Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments.  This risk may be greater in the short term.

Foreign Currency Risk.  The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Foreign (Non-U.S.) Securities Risk.  Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Gold and Other Precious Metals Risk. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals.

High Yield or “Junk” Bond Risk.  Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities.  Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Infrastructure Risk.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.  Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

Other factors that may affect the operations of infrastructure companies include difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist acts or political actions, and general changes in market sentiment towards infrastructure assets.

Interest Rate Risk. A rise in interest rates will cause the price of fixed income securities to fall.  Generally, fixed income securities with longer maturities carry greater interest rate risk.  The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Issuer Risk.  Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Leverage Risk.  Some transactions entered into by the Fund may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Liquidity Risk.  Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil.  Illiquid securities also may be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Market Risk.  The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.  The Fund may experience a substantial or complete loss on any individual security.

MLP Risk.  An MLP that invests in a particular industry (e.g. oil and gas) will be harmed by detrimental economic events within that industry.  As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations.  In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Mortgage-Related and Other Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Natural Resources Risk.  The Fund’s investments in Natural Resources Securities involve risks. The market value of Natural Resources Securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in Natural Resources Securities, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Fund may determine to liquidate the Fund. It is anticipated that shortly following the commencement of operations of the Fund, the Adviser or an affiliate (the “Adviser Investor”) will own a significant amount of the Fund’s shares (the “Adviser’s Investment”).  The Adviser’s Investment will be made, among other reasons, to enable the Fund to reach critical mass in a shorter period of time thus allowing the Fund to implement the portfolio investment objectives and strategies more efficiently.  A partial or complete redemption of the Adviser’s Investment may have a material adverse effect on the Fund’s expense ratio, portfolio turnover and the overall ability to manage the Fund.  The Adviser Investor has no current intention to redeem the Adviser’s Investment; however, the Adviser Investor reserves the right to do so at any time in accordance with applicable law in its sole and absolute discretion.

Portfolio Selection Risk. The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Prepayment Risk.  The risk that the principal on MBS, other ABS or any debt security with an embedded call option may be prepaid at any time, which would reduce yield and market value.  The rate of prepayment tends to increase as interest rates fall.

Real Estate Market Risk.  Since the Fund has significant exposure to companies engaged in the real estate sector, your investment in the Fund will be closely linked to the performance of the real estate markets.  Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments.  Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process.  In particular, dramatic slowdowns in the housing industry, due in part to falling home prices and increasing foreclosures and unemployment, have created strains on financial institutions.  For example, developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms, or at all, so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate.  These developments may also adversely affect the price at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms at all.  These developments affecting the real estate industry could adversely affect the Real Estate Securities in which the Fund invests.

Redemption Risk.  The Fund may need to sell its holdings in order to meet shareholder redemption requests.  The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

REIT Risk.  REITs are dependent upon management skills and generally may not be diversified.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In addition, REITs are subject to numerous qualification requirements and could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”).  Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.  Many real estate companies, including REITs, utilize leverage.

Sector Focus Risk.  The Fund may invest a substantial portion of its assets within one or more real asset sectors.  To the extent the Fund focuses its investments in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments.  Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors.

Small- and Mid-Capitalization Risk.  The risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market.  Historically, these stocks have been more volatile in price than the large-capitalization stocks.

The Fund’s shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not been in operation for one calendar year as of the date of this Prospectus, performance information is not yet available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in operation for one calendar year as of the date of this Prospectus, performance information is not yet available.
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.87%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	690
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	690

[1]	"Other Expenses" are estimated for the first year of operations.
[2]	Brookfield Investment Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund's business) at no more than 1.10% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2016 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.